Semiannual Report


DIVIDEND
GROWTH
FUND

-------------
June 30, 1997
-------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

REPORT HIGHLIGHTS
-----------------------------
Dividend Growth Fund

 . After a dull first quarter, U.S. stocks surged in the second quarter in an almost-ideal economic environment.

 . The fund provided a strong total return for the six months ended June 30, in line with its Lipper group average but, reflecting its conservative bias, trailing the S&P 500.

 . Financial services companies reporting strong earnings were among the portfolio's best performers.

 . The fund more than doubled in size during the first half, reflecting appreciation and strong cash inflows.

 . In light of the market's high valuation, we remain cautious and will closely monitor downside risk as we search for promising investments.

Fellow Shareholders


U.S. stocks rose sharply in the first half of 1997 as strong corporate earnings, tame inflation, falling interest rates, and favorable investor sentiment created an optimal environment for stocks. The 20.6% return of the unmanaged Standard & Poor's 500 Stock Index was particularly impressive coming on top of big gains in 1995 and 1996. In fact, the index's 104% return over the last two and a half years was its best performance since a similar period from 1954 through mid-1956.

----------------------
Performance Comparison
----------------------


Periods Ended 6/30/97     6 Months   12 Months
----------------------------------------------
Dividend Growth Fund         15.23%      33.34%
 ..............................................
S&P 500                      20.61       34.70
 ..............................................
Lipper Growth & Income
Funds Average                15.52       28.07
 ..............................................


Your investment in the Dividend Growth Fund rose 15.23% in the first half, behind the broad market but in line with the Lipper average of comparable funds. Over the 12-month period, the fund returned 33.34%, just behind the S&P 500 but well ahead of its peer group average.

DISTRIBUTIONS

On June 25, your Board of Directors declared a second quarter income dividend of $0.09 per share payable to shareholders of record on that date. You should already have received your check or statement reflecting this distribution. The fund's first quarter distributions included $0.10 of income per share, a long-term capital gain of $0.08 per share, and a short-term gain of $0.07. All of these will be reported on the Form 1099-DIV mailed to you in January 1998.

INVESTMENT ENVIRONMENT

The U.S. economy's first quarter surge initially caused interest rates to rise and stocks to flatten out as investors feared the higher inflation that often accompanies rapid growth. Alan Greenspan and the Federal

Reserve showed their concern by raising the federal funds rate a notch, but subsequent data continued to confirm modest and still slowing inflation. Bond and stock investors rejoiced.

As the second quarter got under way, investors were experiencing an unusually potent combination of broad-based economic growth and minimal inflation. Short- and long-term interest rates soon dropped, and stocks surged. The S&P 500 checked in with a 17.46% second quarter gain, its best second quarter performance since 1938. The largest and most expensive stocks in the index provided the bulk of the gains, as investors became more willing to pay a high price for the predictability of earnings offered by companies like Coca-Cola, Procter & Gamble, and GE.

PORTFOLIO REVIEW

We are generally pleased with the fund's performance. Because of our emphasis on dividends and companies with moderate valuations, Dividend Growth often lags the broad market during periods of rapid price increases but catches up in more difficult environments. We believe the fund is well positioned for the more challenging environment that we think lies ahead.

Several of our best-performing stocks were financial services companies. Fannie Mae, EXEL, ACE Limited, Erie Indemnity, and Mellon Bank all rose sharply as their collectively strong earnings were rewarded with higher price/earnings multiples. The fund also benefited from three restructuring situations. SPX and Stanley Works both surged after new management teams--former GE executives in both cases--announced major steps to improve shareholder value. Also, our ADT Operations convertible bond holdings nearly doubled after the company accepted a merger offer from Tyco International. Our worst performers, including Unisource Worldwide, Tupperware, Reader's Digest, and Reynolds & Reynolds, fell primarily because of deteriorating operating results, and we decided to sell most of the fund's holdings in these stocks. Experience has taught us that deteriorating earnings often take a long time to repair, and, if caught early, are often reasonable points at which to sell.

New cash flows more than doubled the fund's size in the first half, and we welcome all of our new shareholders. We invested this cash in shares of leading companies with consistent earnings, cash flow, and dividend growth potential. Because of unusually high valuations prevalent in the market today, we took particular care to limit downside risk.

Three purchases struck us as having particularly favorable risk/reward outlooks. American Stores, a national food and drug store chain, is rapidly reducing costs and improving its operating profits. We look for double-digit earnings, cash
flow, and dividend growth over the next three years.   Mid Ocean Limited is a
financially strong specialty reinsurance company that generates significant excess capital. Management pays a hefty portion to shareholders in the form of dividends but also recently completed a large acquisition that should bolster long-term growth opportunities. Teco Energy is the parent company of Tampa Electric and a host of other energy-related companies based in Florida. It boasts a record of 37 consecutive years of dividend growth--a record we expect to continue. Like many other electric utilities, Teco had gone relatively unnoticed over the last three years and looked cheap to us. Because of their attractive relative valuations, electric utility investments have now risen to 5% of the fund's assets, pushing our total utility position (includes telephone services) to 9%.

There were no major changes in the fund's industry diversification over the past six months. Likewise, the fund's overall asset allocation remained about the same with 82% in common stocks, 4% in convertible securities, 4% in bonds and preferred stock, and 10% in cash reserves.

----------------------
Sector Diversification
----------------------

[PIE CHART APPEARS HERE]

Financial                                17%
Consumer                                 27%
Reserves                                 10%
Other                                    18%
Capital Equipment                         5%
Utilities                                 9%
REITS                                     8%
Business Services and Transportation      6%

Based on net assets as of 6/30/97.

SUMMARY AND OUTLOOK

In our 1996 annual report we warned that valuations had become quite high and that we should expect a potentially bumpy 1997.

Although our caution has proved unwarranted so far, we remain wary. Stock prices have risen much faster than earnings and dividends in the 1990s, and stocks look expensive by most yardsticks. So, as we continue our search for great dividend growth companies, we will be paying as much attention to downside risk as to upside potential.

Thank you for your continuing support.



Respectfully submitted,

/s/ William J. Stromberg

William J. Stromberg
President and Chairman of the Investment Advisory Committee

July 18, 1997

--------------------
Portfolio Highlights
--------------------

MAJOR PORTFOLIO CHANGES
Listed in descending order of size


6 Months Ended 6/30/97


Ten Largest Purchases                           Ten Largest Sales
------------------------------------------------------------------------------------
Time Warner LYONs *                             Burlington Northern Santa Fe **
 ..........................................      ....................................
Fannie Mae                                      Kilroy Realty **
 ..........................................      ....................................
Security Capital Industrial Trust               Endemol Entertainment **
 ..........................................      ....................................
American Stores *                               Unisource Worldwide **
 ..........................................      ....................................
Corporate Express Cv. Bond *                    UST **
 ..........................................      ....................................
Valspar *                                       Tupperware **
 ..........................................      ....................................
Teco Energy *                                   SPX
 ..........................................      ....................................
Mid Ocean Limited                               Turner Broadcasting Systems LYONs **
 ..........................................      ....................................
Hercules *                                      Petrolite **
 ..........................................      ....................................
Mobil                                           Repsol ADR **
 ..........................................      ....................................

 * Position added
** Position eliminated

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------

--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                    Percent of
                                                                    Net Assets
                                                                       6/30/97
-------------------------------------------------------------------------------
Fannie Mae                                                                2.1%
 ...............................................................................
Time Warner LYONs                                                         1.8
 ...............................................................................
Mobil                                                                     1.8
 ...............................................................................
ACE Limited                                                               1.6
 ...............................................................................
Security Capital Industrial Trust                                         1.6
-------------------------------------------------------------------------------
Mid Ocean Limited                                                         1.5
 ...............................................................................
SBC Communications                                                        1.5
 ...............................................................................
Mellon Bank                                                               1.4
 ...............................................................................
AlliedSignal                                                              1.4
 ...............................................................................
EXEL                                                                      1.3
-------------------------------------------------------------------------------
American Stores                                                           1.3
 ...............................................................................
Philip Morris                                                             1.2
 ...............................................................................
Hubbell                                                                   1.2
 ...............................................................................
Corporate Express                                                         1.1
 ...............................................................................
British Petroleum                                                         1.1
-------------------------------------------------------------------------------
Valspar                                                                   1.1
 ...............................................................................
Tomkins                                                                   1.1
 ...............................................................................
Teco Energy                                                               1.1
 ...............................................................................
Sara Lee                                                                  1.1
 ...............................................................................
Royal Dutch Petroleum                                                     1.0
-------------------------------------------------------------------------------
Great Lakes Chemical                                                      1.0
 ...............................................................................
Kimberly-Clark                                                            1.0
 ...............................................................................
Newmont Mining                                                            0.9
 ...............................................................................
Hercules                                                                  0.9
 ...............................................................................
ALLTEL                                                                    0.9
-------------------------------------------------------------------------------
Total                                                                    32.0%

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------


----------------------
Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[LINE GRAPH APPEARS HERE]

DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

DATE                         S&P 500 INDEX                  DIVIDEND GROWTH FUND
12/30/92                         10,000                             10,000
06/93                            10,487                             11,001
06/94                            10,634                             11,680
06/95                            13,408                             13,952
06/96                            16,894                             17,410
06/97                            22,756                             23,216

------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate each year.

                                                           Since  Inception
Periods Ended 6/30/97                 1 Year  3 Years  Inception       Date
-----------------------------------------------------------------------------
Dividend Growth Fund                  33.34%  25.73%      20.61%   12/30/92
 .............................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Unaudited


--------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                             6 Months            Year                                       12/30/92
                                                Ended           Ended                                        Through
                                              6/30/97        12/31/96        12/31/95        12/31/94       12/31/93
NET ASSET VALUE

Beginning of period                         $   16.37       $   13.81       $   11.04       $   11.48       $  10.00
                                            ...........................................................................
Investment activities
  Net investment income                          0.20            0.35          0.36**            0.35*          0.29*
  Net realized and
  unrealized gain (loss)                         2.27            3.08            3.08           (0.11)          1.63
                                            ...........................................................................
  Total from
  investment activities                          2.47            3.43            3.44            0.24           1.92
                                            ...........................................................................
Distributions
  Net investment income                         (0.19)          (0.36)          (0.36)          (0.34)         (0.29)
  Net realized gain                             (0.15)          (0.51)          (0.31)          (0.34)         (0.15)
                                            ...........................................................................
  Total distributions                           (0.34)          (0.87)          (0.67)          (0.68)         (0.44)
                                            ...........................................................................
NET ASSET VALUE
End of period                               $   18.50       $   16.37       $   13.81       $   11.04       $  11.48
                                            ---------------------------------------------------------------------------
Ratios/Supplemental Data

Total return                                    15.23%          25.36%          31.75%**         2.16%*        19.41%*
                                            ...........................................................................
Ratio of expenses to
average net assets                               0.85%+          1.10%           1.10%**         1.00%*         1.00%*+
                                            ...........................................................................
Ratio of net investment
income to average
net assets                                       2.36%+          2.53%           2.92%**         3.11%*         2.60%*+
                                            ...........................................................................
Portfolio turnover rate                          45.2%+          43.1%           56.1%           71.4%          51.2%+
                                            ...........................................................................
Average commission
rate paid                                   $  0.0447       $  0.0478               -               -              -
                                            ...........................................................................
Net assets, end of period
(in thousands)                              $ 548,220       $ 209,498        $ 84,500        $ 53,597       $ 40,862
                                            ...........................................................................

 * Excludes expenses in excess of a 1.00% voluntary expense limitation in effect through 12/31/94.
** Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 12/31/96.
 + Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1997

-----------------------
Statement of Net Assets                            Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Common Stocks 82.1%

FINANCIAL  17.3%

Bank and Trust  4.3%

BANC ONE                                              100,000      $   4,844
 ..............................................................................
Marshall & Ilsley                                      30,000          1,220
 ..............................................................................
Mellon Bank                                           170,000          7,671
 ..............................................................................
National City                                          40,000          2,100
 ..............................................................................
Norwest                                                85,000          4,781
 ..............................................................................
Washington Mutual                                      50,000          2,989
 ..............................................................................
                                                                      23,605
                                                                   ...........
Insurance  9.5%

ACE Limited                                           120,000          8,865
 ..............................................................................
AmerUs Life                                            75,000          2,086
 ..............................................................................
Erie Indemnity                                        128,300          5,004
 ..............................................................................
EXEL                                                  140,000          7,385
 ..............................................................................
Harleysville Group                                     70,000          2,664
 ..............................................................................
Mid Ocean Limited                                     160,000          8,390
 ..............................................................................
Nationwide Financial Services (Class A)               110,000          2,922
 ..............................................................................
PartnerRe Holdings                                    120,000          4,575
 ..............................................................................
St. Paul Companies                                     65,000          4,956
 ..............................................................................
UNUM                                                   80,000          3,360
 ..............................................................................
Willis-Corroon ADR                                    140,000          1,566
 ..............................................................................
                                                                      51,773
                                                                   ...........
Financial Services  3.5%

American Express                                       20,000          1,490
 ..............................................................................
Fannie Mae                                            270,000         11,779
 ..............................................................................
H&R Block                                              70,000          2,257
 ..............................................................................
Travelers Group                                        60,000          3,784
 ..............................................................................
                                                                      19,310
                                                                   ...........
Total Financial                                                       94,688
                                                                   ...........
UTILITIES  7.9%

Telephone Services  3.6%

ALLTEL                                                150,000          5,016
 ..............................................................................
BellSouth                                              70,000          3,246
 ..............................................................................

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
SBC Communications                                    130,000      $   8,044
 ..............................................................................
Sprint                                                 60,000          3,157
 ..............................................................................
                                                                      19,463
                                                                   ...........
Electric Utilities  4.3%

DQE                                                   150,000          4,238
 ..............................................................................
Duke Energy                                           100,000          4,794
 ..............................................................................
FPL Group                                              70,000          3,224
 ..............................................................................
GPU                                                    50,000          1,794
 ..............................................................................
NIPSCO                                                 90,000          3,718
 ..............................................................................
Teco Energy                                           230,000          5,879
 ..............................................................................
                                                                      23,647
                                                                   ...........
Total Utilities                                                       43,110
                                                                   ...........
CONSUMER NONDURABLES  17.4%

Cosmetics  1.0%

Gillette                                               18,000          1,706
 ..............................................................................
International Flavors & Fragrances                     70,000          3,535
 ..............................................................................
                                                                       5,241
                                                                   ...........
Beverages  1.3%

Anheuser-Busch                                         50,000          2,097
 ..............................................................................
PepsiCo                                               130,000          4,883
 ..............................................................................
                                                                       6,980
                                                                   ...........
Food Processing  4.1%

Cadbury Schweppes (GBP)                               450,000          4,017
 ..............................................................................
General Mills                                          45,000          2,931
 ..............................................................................
McCormick                                             130,000          3,290
 ..............................................................................
Nabisco Holdings (Class A)                            110,000          4,386
 ..............................................................................
Ralston Purina                                         25,000          2,055
 ..............................................................................
Sara Lee                                              140,000          5,827
 ..............................................................................
                                                                      22,506
                                                                   ...........
Hospital Supplies/Hospital Management  0.8%

Abbott Laboratories                                    25,000          1,669
 ..............................................................................
Allergan                                               80,000          2,545
 ..............................................................................
                                                                       4,214
                                                                   ...........
Pharmaceuticals  3.3%

American Home Products                                 65,000          4,972
 ..............................................................................
Johnson & Johnson                                      45,000          2,897
 ..............................................................................
Merck                                                  20,000          2,070
 ..............................................................................

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Pfizer                                                 30,000      $     3,585
 ................................................................................
Schering-Plough                                        50,000            2,394
 ................................................................................
SmithKline Beecham ADR                                 26,000            2,382
 ................................................................................
                                                                        18,300
                                                                   .............
Miscellaneous Consumer Products  6.9%

Colgate-Palmolive                                      60,000            3,915
 ................................................................................
Mattel                                                120,000            4,065
 ................................................................................
Newell                                                110,000            4,359
 ................................................................................
Philip Morris                                         145,000            6,434
 ................................................................................
Richfood Holdings                                     125,000            3,250
 ................................................................................
Service Corp. International                           120,000            3,945
 ................................................................................
Stanley Works                                          80,000            3,200
 ................................................................................
Sysco                                                  75,000            2,738
 ................................................................................
Tomkins (GBP)                                         800,000            3,490
 ................................................................................
Unilever N.V. ADR                                      12,000            2,616
 ................................................................................
                                                                        38,012
                                                                   .............
Total Consumer Nondurables                                              95,253
                                                                   .............

CONSUMER SERVICES  6.5%

General Merchandisers  0.6%

Warnaco Group (Class A)                               110,000            3,506
 ................................................................................
                                                                         3,506
                                                                   .............
Specialty Merchandisers  1.3%

American Stores                                       140,000            6,913
 ................................................................................
                                                                         6,913
                                                                   .............
Entertainment and Leisure  1.5%

Carnival ADR (Class A)                                110,000            4,537
 ................................................................................
Disney                                                 20,000            1,605
 ................................................................................
Reader's Digest (Class B)                              80,000            2,215
 ................................................................................
                                                                         8,357
                                                                   .............
Media and Communications  3.1%

Gannett                                                30,000            2,962
 ................................................................................
Knight-Ridder                                          70,000            3,434
 ................................................................................
R.R. Donnelley                                        105,000            3,846
 ................................................................................
TCA Cable TV                                           85,000            3,193
 ................................................................................
Vodafone ADR                                           70,000            3,391
 ................................................................................
                                                                        16,826
                                                                   .............
Total Consumer Services                                                 35,602
                                                                   .............


T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

CONSUMER CYCLICALS  10.8%

Automobiles and Related  1.3%

Genuine Parts                                         125,000      $     4,234
 ................................................................................
SPX                                                    50,000            3,241
 ................................................................................
                                                                         7,475
                                                                   .............
Building and Real Estate  7.2%

Arden Realty Group                                    120,000            3,120
 ................................................................................
Chelsea GCA, REIT                                     120,000            4,560
 ................................................................................
Franchise Finance                                     140,000            3,649
 ................................................................................
Nationwide Health Properties                          170,000            3,740
 ................................................................................
Reckson Associates Realty, REIT                        80,000            1,840
 ................................................................................
Security Capital Industrial Trust, REIT               400,000            8,600
 ................................................................................
SECURITY CAPITAL PACIFIC TRUST, REIT                  210,000            4,804
 ................................................................................
Starwood Lodging, REIT                                 84,400            3,603
 ................................................................................
Storage USA, REIT                                      50,000            1,912
 ................................................................................
United Dominion Realty Trust, REIT                    250,000            3,547
 ................................................................................
                                                                        39,375
                                                                   .............

Miscellaneous Consumer Durables  2.3%

Corning                                                50,000            2,781
 ................................................................................
Masco                                                  90,000            3,758
 ................................................................................
Valspar                                               200,000            5,925
 ................................................................................
                                                                        12,464
                                                                   .............
Total Consumer Cyclicals                                                59,314
                                                                   .............
TECHNOLOGY  1.9%

Electronic Systems  0.5%

Hewlett-Packard                                        55,000            3,080
 ................................................................................
                                                                         3,080
                                                                   .............
Aerospace and Defense  1.4%

AlliedSignal                                           90,000            7,560
 ................................................................................
                                                                         7,560
                                                                   .............
Total Technology                                                        10,640
                                                                   .............
CAPITAL EQUIPMENT  4.9%

Electrical Equipment  2.9%

GE                                                     54,000            3,530
 ................................................................................

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Hubbell (Class A)                                      80,000      $     3,340
 ................................................................................
Hubbell (Class B)                                      70,000            3,080
 ................................................................................
Tomkins ADR                                           330,000            5,899
 ................................................................................
                                                                        15,849
                                                                   .............
 Machinery  2.0%

 Danaher                                               50,000            2,541
 ................................................................................
Teleflex                                              120,000            3,750
 ................................................................................
 TriMas                                               160,000            4,500
 ................................................................................
                                                                        10,791
                                                                   .............
 Total Capital Equipment                                                26,640
                                                                   .............
BUSINESS SERVICES AND
TRANSPORTATION  4.6%

Computer Service and Software  1.2%

Analysts International                                120,000            4,020
 ................................................................................
Automatic Data Processing                              55,000            2,585
 ................................................................................
                                                                         6,605
                                                                   .............
Distribution Services  0.4%

Ikon Office Solutions                                  90,000            2,245
 ................................................................................
                                                                         2,245
                                                                   .............
Environmental  0.9%

Rentokil Group (GBP)                                1,400,000            4,910
 ................................................................................
                                                                         4,910
                                                                   .............
Miscellaneous Business Services  2.1%

Interpublic Group                                      40,000            2,452
 ................................................................................
Omnicom                                                50,000            3,081
 ................................................................................
RPM                                                   170,000            3,145
 ................................................................................
Wallace Computer Services                             105,000            3,157
 ................................................................................
                                                                        11,835
                                                                   .............
Total Business Services and Transportation                              25,595
                                                                   .............
ENERGY  4.4%

Integrated Petroleum - Domestic  1.1%

British Petroleum ADR                                  82,000            6,140
 ................................................................................
                                                                         6,140
                                                                   .............
Integrated Petroleum - International  3.3%

Mobil                                                 140,000            9,782
 ................................................................................

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Royal Dutch Petroleum ADR                             104,000      $     5,655
 ................................................................................
Texaco                                                 25,000            2,719
 ................................................................................
                                                                        18,156
                                                                   .............
Total Energy                                                            24,296
                                                                   .............

PROCESS INDUSTRIES  2.8%

Diversified Chemicals  0.9%

Hercules                                              105,000            5,027
 ................................................................................
                                                                         5,027
                                                                   .............
Specialty Chemicals  1.0%

Great Lakes Chemical                                  100,000            5,237
 ................................................................................
                                                                         5,237
                                                                   .............
Paper and Paper Products  0.9%

Kimberly-Clark                                        105,000            5,224
 ................................................................................
                                                                         5,224
                                                                   .............
Total Process Industries                                                15,488
                                                                   .............

BASIC MATERIALS  0.9%

Mining  0.9%

Newmont Mining                                        130,000            5,070
 ................................................................................
Total Basic Materials                                                    5,070
                                                                   .............
Miscellaneous Common Stocks 2.7%                                        14,592
                                                                   .............

Total Common Stocks (Cost $371,685)                                    450,288
                                                                   .............
Preferred Stocks  0.4%

Cleveland Electric (Series L), $1.88 Adj.              22,560            1,997
 ................................................................................
Cleveland Electric (Series R), 8.80%                      320              333
 ................................................................................

Total Preferred Stocks (Cost $1,905)                                     2,330
                                                                   .............
Convertible Bonds  4.0%

ADT Operations, Sub. Notes, Zero Coupon, 7/6/10    $3,000,000            2,852
 ................................................................................
ALZA, Sub. Notes, Zero Coupon, 7/14/14              3,000,000            1,327
 ................................................................................
Corporate Express

     4.50%, 7/1/00                                  4,800,000            4,302
     ...........................................................................
     (144a) 4.50%, 7/1/00                           2,200,000            1,972
 ................................................................................

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Liberty Property Trust, Sub. Deb.,
     Zero Coupon, 7/1/01                          $ 1,000,000      $     1,238
 ................................................................................
Time Warner, LYONs, Zero Coupon,
     12/17/12 - 6/22/13                            22,300,000            9,992
 ................................................................................

Total Convertible Bonds (Cost $20,038)                                  21,683
                                                                   .............

U.S. Government Obligations/
Agencies  3.2%

U.S. Treasury Notes

     5.625%, 2/15/06                                  500,000              470
     ...........................................................................
     5.75%, 8/15/03                                   400,000              386
     ...........................................................................
     5.875%, 2/28/99 - 2/15/00                      7,000,000            6,952
     ...........................................................................
     6.00%, 8/15/99                                   700,000              698
     ...........................................................................
     6.125%, 12/31/01                               1,500,000            1,485
     ...........................................................................
     6.25%, 3/31/99 - 2/28/02                       3,400,000            3,400
     ...........................................................................
     6.375%, 5/15/99                                  500,000              503
     ...........................................................................
     6.50%, 5/31/01 - 5/31/02                       2,500,000            2,511
     ...........................................................................
     6.625%, 5/15/07                                1,000,000            1,008
     ...........................................................................

Total U.S. Government Obligations/Agencies
     (Cost $ 17,394)                                                    17,413
                                                                   .............
Short-Term Investments  11.6%

Certificates of Deposit  0.9%

Union Bank of California, 5.55%, 7/11/97            5,000,000            5,000
 ................................................................................
                                                                         5,000
                                                                   .............
Commercial Paper  10.7%

AC Acquisition Holding Company,
     5.56%, 8/11/97                                 5,000,000            4,968
 ................................................................................
Asset Securitization Cooperative, 4(2),
     5.55%, 7/10/97                                 5,000,000            4,993
 ................................................................................
BT Securities, 5.57%, 8/25/97                       5,000,000            4,957
 ................................................................................
Dover, 4(2), 5.57%, 7/14/97                         5,000,000            4,990
 ................................................................................
Halifax, 5.54%, 7/14/97                             5,000,000            4,990
 ................................................................................
Merrill Lynch & Co., 5.56%, 7/31/97                 5,000,000            4,977
 ................................................................................
Metlife Funding, 5.55%, 8/4/97                      5,000,000            4,974
 ................................................................................
National Rural Utilities
     Cooperative Finance 5.55%, 9/19/97             4,510,000            4,454
 ................................................................................
New Center Asset Trust, 5.62%, 7/2/97               5,000,000            4,999
 ................................................................................


T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
     Svenska Handelsbanken, 5.60%, 9/5/97           5,000,000      $     4,949
     ...........................................................................
     Investments in Commercial Paper through a
        Joint Account 6.05 - 6.20%, 7/1/97          9,545,477            9,546
     ...........................................................................
                                                                        58,797
                                                                   .............

     Total Short-Term Investments (Cost $63,797)                        63,797
                                                                   .............

Total Investments in Securities

101.3% of Net Assets (Cost $474,819)                                  $555,511

Other Assets Less Liabilities                                           (7,291)
                                                                   .............

NET ASSETS                                                         $   548,220
                                                                   -------------

Net Assets Consist of:

Accumulated net investment income - net of distributions           $       348

Accumulated net realized gain/loss - net of distributions                6,474

Net unrealized gain (loss)                                              80,691

Paid-in-capital applicable to 29,625,543 shares of
$0.0001 par value capital stock outstanding; 1,000,000,000
shares authorized                                                      460,707
                                                                   .............

NET ASSETS                                                         $   548,220
                                                                   -------------

NET ASSET VALUE PER SHARE                                          $     18.50
                                                                   -------------


REIT  Real Estate Investment Trust

4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.36% of net assets.

 GBP  British sterling

LYONs Liquid Yield Option Notes


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Unaudited


------------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                      6 Months
                                                                         Ended
                                                                       6/30/97
Investment Income

Income
 Dividend                                                            $   3,925
 Interest                                                                2,107
                                                                     .........
 Total income                                                            6,032
                                                                     .........

Expenses
 Investment management                                                     988
 Shareholder servicing                                                     392
 Registration                                                              102
 Custody and accounting                                                     62
 Prospectus and shareholder reports                                         38
 Legal and audit                                                             6
 Directors                                                                   4
 Miscellaneous                                                              11
                                                                     .........
 Total expenses                                                          1,603
                                                                     .........
Net investment income                                                    4,429
                                                                     .........

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
 Securities                                                              6,537
 Foreign currency transactions                                             (35)
                                                                     .........
 Net realized gain (loss)                                                6,502
                                                                     .........

Change in net unrealized gain or loss
 Securities                                                             45,939
 Other assets and liabilities
 denominated in foreign currencies                                          (1)
                                                                     .........
 Change in net unrealized gain or loss                                  45,938
                                                                     .........
Net realized and unrealized gain (loss)                                 52,440
                                                                     .........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $  56,869
                                                                     ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Unaudited


-----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                           6 Months        Year
                                                              Ended       Ended
                                                            6/30/97    12/31/96
Increase (Decrease) in Net Assets

Operations
 Net investment income                                    $   4,429   $  3,165
 Net realized gain (loss)                                     6,502      7,385
 Change in net unrealized gain or loss                       45,938     20,575
                                                          ......................
 Increase (decrease) in net assets from operations           56,869     31,125
                                                          ......................
Distributions to shareholders
 Net investment income                                       (4,788)    (3,338)
 Net realized gain                                           (3,231)    (5,269)
                                                          ......................
 Decrease in net assets from distributions                   (8,019)    (8,607)
                                                          ......................
Capital share transactions *
 Shares sold                                                345,508    130,963
 Distributions reinvested                                     7,470      7,902
 Shares redeemed                                            (63,813)   (36,688)
                                                          ......................
 Increase (decrease) in net assets from capital
 share transactions                                         289,165    102,177
                                                          ......................
Net equalization                                                707        303
                                                          ......................

Net Assets

Increase (decrease) during period                           338,722    124,998
Beginning of period                                         209,498     84,500
                                                          ......................

End of period                                             $ 548,220   $209,498
                                                          ----------------------
* Share information
   Shares sold                                               20,127      8,636
   Distributions reinvested                                     428        504
   Shares redeemed                                           (3,729)    (2,460)
                                                          ......................
   Increase (decrease) in shares outstanding                 16,826      6,680


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1997


------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 30, 1992.

Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------



reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. The fund follows the practice of equalization, under which undistributed net investment income per share is unaffected by fund shares sold or redeemed.


NOTE 2 - INVESTMENT TRANSACTIONS

Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $313,921,000 and $75,875,000, respectively, for the six months ended June 30, 1997.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $474,819,000, and net unrealized gain aggregated $80,692,000, of which $82,261,000 related to appreciated investments and $1,569,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $226,000 was payable at June 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.20% of average daily net assets and a group fee. The group fee is based on the

T. Rowe Price Dividend Growth Fund
--------------------------------------------------------------------------------


combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1996, which would cause the fund's ratio of expenses to average net assets to exceed 1.10%. Thereafter, through December 31, 1998, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $5,000 of unaccrued 1995 management fees were repaid during the six months ended June
30, 1997.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $345,000 for the six months ended June 30, 1997, of which $61,000 was payable at period-end.

During the six months ended June 30, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $855,000 with certain affiliates of the manager and paid commissions of $2,000 related thereto.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


Investment Services And Information


        KNOWLEDGEABLE SERVICE REPRESENTATIVES

        By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

        In Person Available in T. Rowe Price Investor Centers.


        ACCOUNT SERVICES

        Checking Available on most fixed income funds ($500 minimum).

        Automatic Investing From your bank account or paycheck.

        Automatic Withdrawal Scheduled, automatic redemptions.

        Distribution Options Reinvest all, some, or none of your distributions.

        Automated 24-Hour Services Including Tele*Access(R) and
        T. Rowe Price OnLine.


        DISCOUNT BROKERAGE*

        Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


        INVESTMENT INFORMATION

        Combined Statement Overview of your T. Rowe Price accounts.

        Shareholder Reports Fund managers' reviews of their strategies and results.

        T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

        Performance Update Quarterly review of all T. Rowe Price fund results.

        Insights Educational reports on investment strategies and financial markets.

        Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


        *A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call: 1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Dividend Growth Fund.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607




[LOGO OF T. ROWE
PRICE APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.        F58-051 6/30/97